Basis of preparation and significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2018
Accounting policies [Abstract]
Classification and measurement

The classification and measurement of financial assets and financial liabilities in accordance with IFRS 9 and IAS 39 as of January 1, 2018 are as follows (Unit: Korean Won in millions):

Account	Classification according to IAS 39	Classification according to IFRS 9	Classification according to IAS 39	Reclassificati- on	Remeasure- ment	Classification according to IFRS 9
Deposit	Loans and receivables	Loan and other financial assets at amortized cost	8,870,835	—	—	8,870,835
Deposit	Financial assets at FVTPL	Financial assets at FVTPL	25,972	—	—	25,972
Debt securities	Financial assets at FVTPL	Financial assets at FVTPL(*)	2,654,027	—	—	2,654,027
Equity securities	Financial assets at FVTPL	Financial assets at FVTPL(*)	47,304	—	—	47,304
Derivatives	Financial assets at FVTPL	Financial assets at FVTPL(*)	3,115,775	(2,137)	—	3,113,638
Equity securities	Available-for-sale financial assets	Financial assets at FVTPL(*)	1,273,498	1,219	—	1,274,717
Equity securities	Available-for-sale financial assets	Financial assets at FVTOCI	850,207	—	—	850,207
Debt securities	Available-for-sale financial assets	Financial assets at FVTPL	46,855	—	—	46,855
Debt securities	Available-for-sale financial assets	Financial assets at FVTOCI	12,874,209	—	—	12,874,209
Debt securities	Available-for-sale financial assets	Securities at amortized cost	308,181	—	14,119	322,300
Debt securities	Held to maturity financial assets	Securities at amortized cost	16,749,296	—	—	16,749,296
Loans	Loans and receivables	Financial assets at FVTPL (*)	279,032	918	50	280,000
Loans	Loans and receivables	Loan and other financial assets at amortized cost	253,014,491	—	—	253,014,491
Derivatives	Derivatives	Derivatives	59,272	—	—	59,272
Other financial assets	Loans and receivables	Loan and other financial assets at amortized cost	6,772,088	—	—	6,772,088

Total financial assets			306,941,042	—	14,169	306,955,211

(*)

Under IAS 39, the embedded derivatives out of hybrid financial instruments are accounted for as derivatives assets or liabilities if the criteria for separation of the embedded derivative are met and the rest of host contracts in those instruments are recorded as available-for-sale financial assets or loans and receivables respectively. Since IFRS 9 requires financial instruments be accounted for based on the terms of the entire financial instruments, the hybrid financial assets are revalued and recorded as financial assets at fair value through profit or loss.

Account	Classification according to IAS 39	Classification according to IFRS 9	Classification according to IAS 39	Reclassifica- tion	Remeasure- ment	Classification according to IFRS 9
Deposit due to customers	Financial liabilities at FVTPL	Financial liabilities at FVTPL	25,964	—	—	25,964
Deposit due to customers	Deposit due to customers	Financial liabilities at amortized cost	234,695,084	—	—	234,695,084
Borrowings	Borrowings	Financial liabilities at amortized cost	14,784,706	—	—	14,784,706
Debentures	Financial liabilities at FVTPL	Financial liabilities at FVTPL	91,739	—	—	91,739
Debentures	Debentures	Financial liabilities at amortized cost	27,869,651	—	—	27,869,651
Equity-linked securities	Financial liabilities at FVTPL	Financial liabilities at FVTPL	160,057	—	—	160,057
Derivatives liabilities	Financial liabilities at FVTPL	Financial liabilities at FVTPL	3,150,149	—	—	3,150,149
Derivatives liabilities	Derivatives liabilities	Derivatives liabilities	67,754	—	—	67,754
Other financial liabilities	Other financial liabilities	Financial liabilities at amortized cost	13,892,461	—	—	13,892,461
Provision for financial guarantee	Provision for financial guarantee	Financial liabilities at amortized cost	71,697	—	—	71,697

Total financial liabilities			294,809,262	—	—	294,809,262

Fair value and fair value gain or loss of financial assets reclassified as measured at amortized cost at first application of IFRS 9

As of the date of first adoption of IFRS 9, the amount of valuation gain or loss and the fair value of financial assets that would have been recognized in the book, had the entity decided not to reclassify financial assets at FVTPL or FVTOCI that has been reclassified into financial assets at amortized cost, are as follows: (Unit: Korean Won in millions)

Account subject	Category before the adoption of IFRS 9	Amount of valuation gain/loss had it not been reclassified	Fair value
Debt securities	AFS securities	(236)	302,638

Impairment of financial assets

Management determined the credit risk at the date of initial recognition of the financial instrument in accordance with IFRS 9 and provided a reasonable and supportive measure that can be used without undue cost or effort in comparison with the credit risk of the initial application date (January 1, 2018) the Group used information that could be used to assess the impairment of the Group’s financial assets, lending arrangements and financial guarantees at the date of initial application. As of January 1, 2018, the evaluation results are as follows (Unit: Korean Won in millions):

Account	Classification according to IAS 39	Classification according to IFRS 9	Loss allowance per IAS 39 (A)	Loss allowance per IFRS 9 (B)	Increases (B-A)
Deposit	Loans and receivables	Loans and other financial assets at amortized cost	2,458	3,092	634
Debt securities
AFS debt securities	AFS financial assets	Financial assets at FVTOCI	—	4,236	4,236
HTM securities	HTM financial assets	Securities at amortized cost	—	5,078	5,078
Loans and other financial assets	Loans and receivables	Loans and other financial assets at amortized cost	1,827,785	2,076,873	249,088
Payment guarantee			183,247	192,924	9,677
Loan commitment			66,115	104,985	38,870

Total			2,079,605	2,387,188	307,583

Effect on accumulated other comprehensive income or loss out of equity as a result of adoption of IFRS 9

-	Impact on accumulated other comprehensive loss as result of financial assets at FVTOCI, etc.

Amount
Beginning balance (prior to IFRS 9)	(89,723)
Reclassification	(392,177)
Reclassification of available-for-sale financial assets to financial assets at Amortized cost	494
Reclassification of available-for-sale financial assets to financial assets at FVTPL	(152,124)
Recognition of expected credit losses of debt securities at FVTOCI	4,293
Reclassified of available for sale financial assets (equity securities) to financial assets at FVTOCI	(397,508)
Effect on changes in credit risk of financial liabilities at fair value through profit or loss designated as upon initial recognition	(133)
Others	3,005
Income tax effect	149,796

Ending balance (based on IFRS 9)	(481,900)

Effect on retained earnings out of equity as a result of adoption of IFRS 9

-	Retained earnings impact

Amount
Beginning balance (prior to IFRS 9)	15,620,006
Reclassification	177,091
Reclassification of available-for-sale financial assets to financial assets at Amortized cost	(494)
Reclassification of available-for-sale financial assets to financial assets at FVTPL	152,067
Recognition of expected credit losses of debt instruments at FVTOCI	(4,236)
Reclassified of available for sale financial assets (equity securities) to financial assets at FVTOCI	397,508
Effect on revaluation of financial assets at amortized cost from loan and receivables or AFS financial assets	282
Recognition of expected credit losses of financial assets at amortized cost which were previously loan and receivables	(240,683)
Effect of payment guarantees / unused commitments on liabilities	(48,548)
Effect on changes in credit risk of financial liabilities at fair value through profit or loss designated as upon initial recognition	133
Others	(4,456)
Income tax effect	(74,482)

Ending balance (based on IFRS 9)	15,797,097